Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), Citigroup Global Markets Inc., Barclays Capital Inc., and Barclays Capital Real Estate Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BIG Commercial Mortgage Trust 2022-BIG, Commercial Mortgage Pass-Through Certificates, Series 2022-BIG securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 39 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of February 9, 2022.

•	The phrase "SOFR Assumption" refers to the rate of 0.05000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on February 2, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2022-BIG Accounting Tape Final.xlsx (provided on February 2, 2022).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Historical Occupancy Schedule” refers to documentation provided by the Company for the historical occupancies at each property.
•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
•	The phrase “Loan Agreement” refers to a draft loan agreement.
•	The phrase “Seismic Report” refers to a final seismic assessment document or exhibit.
•	The phrase “Title Policy” refers to a signed proforma title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From December 3, 2021 through February 2, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 2, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BIG 2022-BIG	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Underwriting File	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	Underwriting File	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Avg. Clear Height	Underwriting File	None
14	Total NRA	Underwriting File	None
15	Unit of Measure	Underwriting File	None
16	Occupancy (%)	Underwriting File	None
17	Occupancy Date	Underwriting File	None
18	Office % of NRA	Underwriting File	None
19	# of tenants	Underwriting File	None
20	WA Lease Expiration Date	Recalculation	None
21	WA Lease Term Remaining	Recalculation	None
22	2017 Occupancy	Historical Occupancy Schedule	None
23	2018 Occupancy	Historical Occupancy Schedule	None
24	2019 Occupancy	Historical Occupancy Schedule	None
25	2020 Occupancy	Historical Occupancy Schedule	None
26	Ownership Interest	Title Policy	None
27	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
28	Mortgage Loan Cut-off Date Balance per SF	Recalculation	None
29	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
30	Mortgage Loan Maturity Date Balance	Recalculation	None
31	Individual As-Is Appraised Value Date	Appraisal Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BIG 2022-BIG	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
32	Individual As-Is Appraised Value	Appraisal Report	None
33	Individual As-Is Appraised Value per SF	Recalculation	None
34	Portfolio Appraised Value Date	Appraisal Report	None
35	Portfolio Appraised Value	Appraisal Report	None
36	Portfolio Appraised Value per SF	Recalculation	None
37	Portfolio Appraised Value Premium	Recalculation	None
38	Engineering Report Provider	Engineering Report	None
39	Engineering Report Date	Engineering Report	None
40	Environmental Report Provider	Environmental Report	None
41	Environmental Report Date	Environmental Report	None
42	Phase II Required?	Environmental Report	None
43	Seismic Zone	Seismic Report; Engineering Report	None
44	PML %	Seismic Report	None
45	Origination Date	None - Company Provided	None
46	Assumed Term SOFR	None - Company Provided	None
47	Mortgage Loan Spread	None - Company Provided	None
48	Term SOFR Cap	Interest Rate Cap Term Sheet	None
49	Term SOFR Lookback days	Loan Agreement	None
50	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
51	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
52	Amortization Type	Loan Agreement	None
53	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
54	Mortgage Loan Annual Debt Service Payment	Recalculation	None
55	Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap	Recalculation	None
56	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Recalculation	None
57	Grace Period	Loan Agreement	None
58	First Loan Payment Date	Loan Agreement	None
59	Seasoning	Recalculation	None
60	Original Term to Maturity (Months)	Recalculation	None
61	Remaining Term to Maturity (Months)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BIG 2022-BIG	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
62	Original Amortization Term (Months)	Not Applicable*	None
63	Remaining Amortization Term (Months)	Not Applicable*	None
64	Original IO Term (Months)	Recalculation	None
65	Remaining IO Term (Months)	Recalculation	None
66	Initial Maturity Date	Loan Agreement	None
67	Floating Rate Component Extensions	Loan Agreement	None
68	Fully Extended Maturity Date	Loan Agreement	None
69	Lockbox	Loan Agreement	None
70	Cash Management Type	Loan Agreement	None
71	Cash Management Trigger	Loan Agreement	None
72	Administrative Fee Rate (%)	Fee Schedule	None
73	Floating Rate Component Prepayment Provision	Loan Agreement	None
74	Partial Release Allowed?	Loan Agreement	None
75	Property Release Description	Loan Agreement	None
76	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
77	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
78	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
79	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
80	Mortgage Loan UW NOI Debt Yield	Recalculation	None
81	Mortgage Loan UW NCF Debt Yield	Recalculation	None
82	Mortgage Loan UW NOI DSCR	Recalculation	None
83	Mortgage Loan UW NCF DSCR	Recalculation	None
84	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
85	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
86	Initial Tax Escrow	Loan Agreement	None
87	Ongoing Tax Escrow Monthly	Loan Agreement	None
88	Tax Escrow Springing Conditions	Loan Agreement	None
89	Initial Insurance Escrow	Loan Agreement	None
90	Ongoing Insurance Escrow Monthly	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BIG 2022-BIG	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
91	Insurance Escrow Springing Conditions	Loan Agreement	None
92	Initial Immediate Repairs Escrow	Loan Agreement	None
93	Initial Cap Ex Escrow	Loan Agreement	None
94	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
95	Cap Ex Escrow Springing Conditions	Loan Agreement	None
96	Initial TI/LC Escrow	Loan Agreement	None
97	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
98	TI/LC Escrow Springing Conditions	Loan Agreement	None
99	Initial Other Escrow	Loan Agreement	None
100	Ongoing Other Escrow Monthly	Loan Agreement	None
101	Ongoing Other Escrow Springing Condition	Loan Agreement	None
102	Other Escrow Description	Loan Agreement	None
103	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
104	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
105	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
106	Largest Tenant (by UW Gross Rent) % of NRA	Recalculation	None
107	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
108	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
109	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
110	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
111	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
112	2nd Largest Tenant (by UW Gross Rent) % of NRA	Recalculation	None
113	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
114	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
115	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
116	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BIG 2022-BIG	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
117	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
118	3rd Largest Tenant (by UW Gross Rent) % of NRA	Recalculation	None
119	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
120	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
121	Base Rent 2018	Underwriting File	$1.00
122	Base Rent 2019	Underwriting File	$1.00
123	Base Rent 2020	Underwriting File	$1.00
124	Base Rent YTD Nov 2021 Annualized	Underwriting File	$1.00
125	Base Rent Argus Yr1	Underwriting File	$1.00
126	Base Rent UW (In-Place)	Underwriting File	$1.00
127	Rent Steps 2018	Underwriting File	$1.00
128	Rent Steps 2019	Underwriting File	$1.00
129	Rent Steps 2020	Underwriting File	$1.00
130	Rent Steps YTD Nov 2021 Annualized	Underwriting File	$1.00
131	Rent Steps Argus Yr1	Underwriting File	$1.00
132	Rent Steps UW (In-Place)	Underwriting File	$1.00
133	Recoveries 2018	Underwriting File	$1.00
134	Recoveries 2019	Underwriting File	$1.00
135	Recoveries 2020	Underwriting File	$1.00
136	Recoveries YTD Nov 2021 Annualized	Underwriting File	$1.00
137	Recoveries Argus Yr1	Underwriting File	$1.00
138	Recoveries UW (In-Place)	Underwriting File	$1.00
139	Potential Income from Vacant Space 2018	Underwriting File	$1.00
140	Potential Income from Vacant Space 2019	Underwriting File	$1.00
141	Potential Income from Vacant Space 2020	Underwriting File	$1.00
142	Potential Income from Vacant Space YTD Nov 2021 Annualized	Underwriting File	$1.00
143	Potential Income from Vacant Space Argus Yr1	Underwriting File	$1.00
144	Potential Income from Vacant Space UW (In-Place)	Underwriting File	$1.00
145	Gross Potential Rent 2018	Recalculation	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BIG 2022-BIG	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
146	Gross Potential Rent 2019	Recalculation	$1.00
147	Gross Potential Rent 2020	Recalculation	$1.00
148	Gross Potential Rent YTD Nov 2021 Annualized	Recalculation	$1.00
149	Gross Potential Rent Argus Yr1	Recalculation	$1.00
150	Gross Potential Rent UW (In-Place)	Recalculation	$1.00
151	Economic Vacancy, Credit Loss 2018	Underwriting File	$1.00
152	Economic Vacancy, Credit Loss 2019	Underwriting File	$1.00
153	Economic Vacancy, Credit Loss 2020	Underwriting File	$1.00
154	Economic Vacancy, Credit Loss YTD Nov 2021 Annualized	Underwriting File	$1.00
155	Economic Vacancy, Credit Loss Argus Yr1	Underwriting File	$1.00
156	Economic Vacancy, Credit Loss UW (In-Place)	Underwriting File	$1.00
157	EGI Before Other Income 2018	Recalculation	$1.00
158	EGI Before Other Income 2019	Recalculation	$1.00
159	EGI Before Other Income 2020	Recalculation	$1.00
160	EGI Before Other Income YTD Nov 2021 Annualized	Recalculation	$1.00
161	EGI Before Other Income Argus Yr1	Recalculation	$1.00
162	EGI Before Other Income UW (In-Place)	Recalculation	$1.00
163	Other Income 1 / Adjustments 2018	Underwriting File	$1.00
164	Other Income 1 / Adjustments 2019	Underwriting File	$1.00
165	Other Income 1 / Adjustments 2020	Underwriting File	$1.00
166	Other Income 1 / Adjustments YTD Nov 2021 Annualized	Underwriting File	$1.00
167	Other Income 1 / Adjustments Argus Yr1	Underwriting File	$1.00
168	Other Income 1 / Adjustments UW (In-Place)	Underwriting File	$1.00
169	Effective Gross Income 2018	Underwriting File	$1.00
170	Effective Gross Income 2019	Underwriting File	$1.00
171	Effective Gross Income 2020	Underwriting File	$1.00
172	Effective Gross Income YTD Nov 2021 Annualized	Underwriting File	$1.00
173	Effective Gross Income Argus Yr1	Underwriting File	$1.00
174	Effective Gross Income UW (In-Place)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BIG 2022-BIG	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
175	Management Fee 2018	Underwriting File	$1.00
176	Management Fee 2019	Underwriting File	$1.00
177	Management Fee 2020	Underwriting File	$1.00
178	Management Fee YTD Nov 2021 Annualized	Underwriting File	$1.00
179	Management Fee Argus Yr1	Underwriting File	$1.00
180	Management Fee UW (In-Place)	Underwriting File	$1.00
181	Utilities 2018	Underwriting File	$1.00
182	Utilities 2019	Underwriting File	$1.00
183	Utilities 2020	Underwriting File	$1.00
184	Utilities YTD Nov 2021 Annualized	Underwriting File	$1.00
185	Utilities Argus Yr1	Underwriting File	$1.00
186	Utilities UW (In-Place)	Underwriting File	$1.00
187	Repairs & Maintenance 2018	Underwriting File	$1.00
188	Repairs & Maintenance 2019	Underwriting File	$1.00
189	Repairs & Maintenance 2020	Underwriting File	$1.00
190	Repairs & Maintenance YTD Nov 2021 Annualized	Underwriting File	$1.00
191	Repairs & Maintenance Argus Yr1	Underwriting File	$1.00
192	Repairs & Maintenance UW (In-Place)	Underwriting File	$1.00
193	Insurance 2018	Underwriting File	$1.00
194	Insurance 2019	Underwriting File	$1.00
195	Insurance 2020	Underwriting File	$1.00
196	Insurance YTD Nov 2021 Annualized	Underwriting File	$1.00
197	Insurance Argus Yr1	Underwriting File	$1.00
198	Insurance UW (In-Place)	Underwriting File	$1.00
199	Real Estate Taxes 2018	Underwriting File	$1.00
200	Real Estate Taxes 2019	Underwriting File	$1.00
201	Real Estate Taxes 2020	Underwriting File	$1.00
202	Real Estate Taxes YTD Nov 2021 Annualized	Underwriting File	$1.00
203	Real Estate Taxes Argus Yr1	Underwriting File	$1.00
204	Real Estate Taxes UW (In-Place)	Underwriting File	$1.00
205	Non-Recoverable 2018	Underwriting File	$1.00
206	Non-Recoverable 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BIG 2022-BIG	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
207	Non-Recoverable 2020	Underwriting File	$1.00
208	Non-Recoverable YTD Nov 2021 Annualized	Underwriting File	$1.00
209	Non-Recoverable Argus Yr1	Underwriting File	$1.00
210	Non-Recoverable UW (In-Place)	Underwriting File	$1.00
211	Other Expenses 2018	Underwriting File	$1.00
212	Other Expenses 2019	Underwriting File	$1.00
213	Other Expenses 2020	Underwriting File	$1.00
214	Other Expenses YTD Nov 2021 Annualized	Underwriting File	$1.00
215	Other Expenses Argus Yr1	Underwriting File	$1.00
216	Other Expenses UW (In-Place)	Underwriting File	$1.00
217	Total Operating Expenses 2018	Underwriting File	$1.00
218	Total Operating Expenses 2019	Underwriting File	$1.00
219	Total Operating Expenses 2020	Underwriting File	$1.00
220	Total Operating Expenses YTD Nov 2021 Annualized	Underwriting File	$1.00
221	Total Operating Expenses Argus Yr1	Underwriting File	$1.00
222	Total Operating Expenses UW (In-Place)	Underwriting File	$1.00
223	Net Operating Income 2018	Underwriting File	$1.00
224	Net Operating Income 2019	Underwriting File	$1.00
225	Net Operating Income 2020	Underwriting File	$1.00
226	Net Operating Income YTD Nov 2021 Annualized	Underwriting File	$1.00
227	Net Operating Income Argus Yr1	Underwriting File	$1.00
228	Net Operating Income UW (In-Place)	Underwriting File	$1.00
229	TI/LC's 2018	Underwriting File	$1.00
230	TI/LC's 2019	Underwriting File	$1.00
231	TI/LC's 2020	Underwriting File	$1.00
232	TI/LC's YTD Nov 2021 Annualized	Underwriting File	$1.00
233	TI/LC's Argus Yr1	Underwriting File	$1.00
234	TI/LC's UW (In-Place)	Underwriting File	$1.00
235	Replacement Reserves 2018	Underwriting File	$1.00
236	Replacement Reserves 2019	Underwriting File	$1.00
237	Replacement Reserves 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BIG 2022-BIG	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
238	Replacement Reserves YTD Nov 2021 Annualized	Underwriting File	$1.00
239	Replacement Reserves Argus Yr1	Underwriting File	$1.00
240	Replacement Reserves UW (In-Place)	Underwriting File	$1.00
241	Net Cash Flow 2018	Underwriting File	$1.00
242	Net Cash Flow 2019	Underwriting File	$1.00
243	Net Cash Flow 2020	Underwriting File	$1.00
244	Net Cash Flow YTD Nov 2021 Annualized	Underwriting File	$1.00
245	Net Cash Flow Argus Yr1	Underwriting File	$1.00
246	Net Cash Flow UW (In-Place)	Underwriting File	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BIG 2022-BIG	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	WA Lease Expiration Date	A computation from the Underwriting File in which the quotient of (i) product of (A) lease expiration date for each tenant at each property and (B) the corresponding UW Gross Rent and (ii) the aggregate UW Gross Rent of the respective property.
21	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
28	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total NRA.
29	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
30	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Cut-off Date Balance.
33	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Total NRA.
36	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
37	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1.
53	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
54	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the Assumed Term SOFR and the Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
55	Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap	Quotient of (i) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap and (ii) 12.
56	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the Term SOFR Cap and the Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
59	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
60	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
61	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
64	Original IO Term (Months)	Difference between (i) First Loan Payment Date and (ii) Initial Maturity Date.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BIG 2022-BIG	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
65	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
76	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
77	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
78	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
79	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
80	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
81	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
82	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
83	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
84	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
85	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at Term SOFR Cap.
106	Largest Tenant (by UW Gross Rent) % of NRA	Quotient of (i) Largest Tenant (by UW Gross Rent) NRA and (ii) Total NRA.
112	2nd Largest Tenant (by UW Gross Rent) % of NRA	Quotient of (i) 2nd Largest Tenant (by UW Gross Rent) NRA and (ii) Total NRA.
118	3rd Largest Tenant (by UW Gross Rent) % of NRA	Quotient of (i) 3rd Largest Tenant (by UW Gross Rent) NRA and (ii) Total NRA.
145	Gross Potential Rent 2018	Sum of (i) Base Rent 2018, (ii) Rent Steps 2018, (iii) Recoveries 2018, and (iv) Potential Income from Vacant Space 2018.
146	Gross Potential Rent 2019	Sum of (i) Base Rent 2019, (ii) Rent Steps 2019, (iii) Recoveries 2019, and (iv) Potential Income from Vacant Space 2019.
147	Gross Potential Rent 2020	Sum of (i) Base Rent 2020, (ii) Rent Steps 2020, (iii) Recoveries 2020, and (iv) Potential Income from Vacant Space 2020.
148	Gross Potential Rent YTD Nov 2021 Annualized	Sum of (i) Base Rent YTD Nov 2021 Annualized, (ii) Rent Steps YTD Nov 2021 Annualized, (iii) Recoveries YTD Nov 2021 Annualized, and (iv) Potential Income from Vacant Space YTD Nov 2021 Annualized.
149	Gross Potential Rent Argus Yr1	Sum of (i) Base Rent Argus Yr1, (ii) Rent Steps Argus Yr1, (iii) Recoveries Argus Yr1, and (iv) Potential Income from Vacant Space Argus Yr1.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

BIG 2022-BIG	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
150	Gross Potential Rent UW (In-Place)	Sum of (i) Base Rent UW (In-Place), (ii) Rent Steps UW (In-Place), (iii) Recoveries UW (In-Place), and (iv) Potential Income from Vacant Space UW (In-Place).
157	EGI Before Other Income 2018	Sum of (i) Gross Potential Rent 2018 and (ii) Economic Vacancy, Credit Loss 2018.
158	EGI Before Other Income 2019	Sum of (i) Gross Potential Rent 2019 and (ii) Economic Vacancy, Credit Loss 2019.
159	EGI Before Other Income 2020	Sum of (i) Gross Potential Rent 2020 and (ii) Economic Vacancy, Credit Loss 2020.
160	EGI Before Other Income YTD Nov 2021 Annualized	Sum of (i) Gross Potential Rent YTD Nov 2021 Annualized and (ii) Economic Vacancy, Credit Loss YTD Nov 2021 Annualized.
161	EGI Before Other Income Argus Yr1	Sum of (i) Gross Potential Rent Argus Yr1 and (ii) Economic Vacancy, Credit Loss Argus Yr1.
162	EGI Before Other Income UW (In-Place)	Sum of (i) Gross Potential Rent UW (In-Place) and (ii) Economic Vacancy, Credit Loss UW (In-Place).

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17